Stockholders' Equity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024		Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants/non-plan options	153,670,439		802,830
Issuable Shares	6,341,759
Exercise Price 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants/non-plan options	38,662,470	[1]	25,000
Exercise Price	$ 0.10		$ 5.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	7 years		1 year 7 months 9 days
Issuable Shares	1,032,198
Exercise Price 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants/non-plan options	115,000,000	[2]	521,825
Exercise Price	$ 5.206		$ 3.32
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	4 years 11 months 26 days		7 years 10 months 24 days
Issuable Shares	5,301,592
Exercise Price 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants/non-plan options	780		78,000
Exercise Price	$ 290.00		$ 2.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	4 months 9 days		10 months 9 days
Issuable Shares	780
Exercise Price 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants/non-plan options	5,449	[3]	30,000
Exercise Price	$ 332.00		$ 3.32
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	7 years 3 days		10 months 9 days
Issuable Shares	5,449
Exercise Price 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants/non-plan options	891		148,005
Exercise Price	$ 450.00		$ 9.10
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	2 years 9 months		3 years 3 months
Issuable Shares	891
Exercise Price 6 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants/non-plan options	250
Exercise Price	$ 500.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year 1 month 9 days
Issuable Shares	250
Exercise Price 7 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants/non-plan options	599
Exercise Price	$ 910.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	2 years 9 months
Issuable Shares	599

[1]	Series B Warrants are subject to reset pricing to determine the number of shares issuable.
[2]	Series A Warrants are subject to reset pricing to determine the number of shares issuable.
[3]	Includes 514,290 warrants and 30,000 non-plan options exercisable for 5,449 shares